COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Collateral and other commitments	R$ 2,132.6	R$ 2,507.7
Cash guarantees	744.0	682.6
Guarantees held for derivative instruments	R$ 376.9	R$ 1,152.8